RELATED PARTY DISCLOSURE - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Due from related parties	$ 8,000	$ 8,000
Due to related parties	$ 7,000	$ 9,000
Silicon Manufacturing Partners Pte Ltd. (“SMP”)
Disclosure of transactions between related parties [line items]
Voting rights (as a percent)	49.00%